UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-22920

                      THE ADVISORS' INNER CIRCLE FUND III
               (Exact name of registrant as specified in charter)

                               101 Federal Street
                          Boston, Massachusetts 02110
                    (Address of principal executive offices)

                           Michael Beattie, President
                        The Advisors' Inner Circle Funds
                                 c/o SEI Corp.
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-877-446-3863

                     Date of Fiscal Year End: September 30

            Date of Reporting Period: July 1, 2016 to June 30, 2017

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ITEM 1. PROXY VOTING RECORD.

                   ATTACHED ARE THE PROXY VOTING RECORDS FOR:

                            MFG INFRASTRUCTURE FUND
                A SERIES OF THE ADVISORS' INNER CIRCLE FUND III
        (THE MFG INFRASTRUCTURE FUND COMMENCED OPERATIONS MAY 22, 2017)

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
MFG INFRASTRUCTURE FUND

 PROPOSAL                                         PROPOSED BY MGT. POSITION REGISTRANT VOTED
SYDNEY AIRPORT
 SECURITY ID: Q8808P103
 Meeting Date: 30-May-17     Meeting Type: Annual
 1  Remuneration Report                           Management     For          Voted - For
 2  Re-elect Stephen Ward                         Management     For          Voted - For
 3  Re-elect Ann Sherry                           Management     For          Voted - For
 4  Approve Termination Payments                  Management     For          Voted - For
 5  Approve Increase in NEDs' Fee Cap             Management     For          Voted - For
 1  Re-elect Patrick Gourley                      Management     For          Voted - For

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ADVISORS' INNER CIRCLE FUND III

By: /s/ Michael Beattie
    -------------------
    Michael Beattie
    President
    Date: August 30, 2017